Contingencies (Details) ₪ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)
Other legal matters excluding claims in ordinary course of business
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 15
Alleged breaches of competition laws
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₪ 403	$ 111
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 45